Notes to Profit or Loss - Summary of Other Income and Expenses, Finance Income and Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Grant Income	€ 153,000	€ 157,000	€ 327,000
Gain on Foreign Exchange	677,000	485,000	192,000
Gain from recognition of previously unrecognized intangible assets	350,000	0	0
Reversal of Impairment for Accounts Receivable Previously Deemed Impaired	0	76,000	15,000
Miscellaneous Income	465,000	402,000	175,000
Other Income	1,644,632	1,119,598	708,571
Loss on Foreign Exchange	(457,000)	(844,000)	(400,000)
Impairment of Other Receivables	0	0	(7,000)
Miscellaneous Expenses	(232,000)	(827,000)	(147,000)
Other Expenses	(689,343)	(1,670,792)	(553,925)
Gain on Financial Assets at Fair Value through Profit or Loss (2017 and 2016: Gain on Available-for-sale Financial Assets and Bonds)	5,000	35,000	294,000
Interest Income on Other Financial Assets at Amortized Cost	91,000	236,000	1,017,000
Gain on Derivatives	322,000	441,000	74,000
Finance Income	417,886	712,397	1,385,164
Loss on Financial Assets at Fair Value through Profit or Loss (2017 and 2016: Loss on Available-for-sale Financial Assets and Bonds)	(85,000)	(120,000)	(1,209,000)
Interest Expenses for Other Financial Assets at Amortized Cost	(53,000)	(374,000)	(20,000)
Interest Expenses for Financial Liabilites at Amortized Cost	(126,000)	0	0
Loss on Derivatives	(444,000)	(1,360,000)	(44,000)
Bank Fees	(46,000)	(41,000)	(35,000)
Finance Expenses	€ (753,588)	€ (1,894,852)	€ (1,308,322)